Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liability
Warrant Liability

Note 10. Warrant Liability

Certain Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented as a Warrant liability in the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the condensed consolidated statements of operations. The Black Scholes Option-Pricing model used the following assumptions for the nine months ended September 30, 2024 and 2023 (See Note 8).

	September 30, 2024	September 30, 2023
Expected term (years)	3.37 to 5.99	4.36 to 5.5
Expected volatility	58.78% to 121.32%	45.31% to 59.93%
Risk-free interest rate	3.41% to 4.56%	3.53 to 4.54%
Dividend rate	0	0

The Warrant liability at September 30, 2024 and December 31, 2023 was as follows:

	September 30, 2024	December 31, 2023
Trading and Overallotment Warrants	$431,250	$1,121,250
Note Warrants	11,765	30,588
Offering Warrants – February 2023	20,053	234,072
Offering Warrants – September 2023	216,911	1,036,875
Inducement Warrants – May 2024	347,123	-
Total Warrant Liability	$1,027,102	$2,422,785

The Warrants outstanding at September 30, 2024 and December 31, 2023 were as follows:

	September 30, 2024	December 31,2023

Trading, Overallotment and Underwriter Warrants	400,568	400,568
Note Warrants	10,695	10,695
Offering Warrants – February 2023	8,607	102,206
Offering Warrants – September 2023	95,078	397,727
Inducement Warrants – May 2024	260,799	-
Warrants issued for services arrangement	28,636	22,500
Total Warrants Outstanding	804,383	1,194,495

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 10. Warrant Liability (continued)

For the three months ended September 30, 2024, the FMV gain adjustment, which is reflected in the FMV adjustment on Warrants in the Unaudited Condensed Consolidated Statements of Operations was $416,560, which includes the modification charge of $155,703 and $349,243, gain for the warrants exercised in connection with the Inducement Agreements (See Note 8).

For the nine months September 30, 2024, the FMV gain adjustment, which is reflected in the FMV adjustment on Warrants in the Unaudited Condensed Consolidated Statements of Operations was $2,088,747, which includes the modification charge of $790,956 and $349,243, gain for the warrants exercised in connection with the Inducement Agreements (See Note 8).

For the three and nine months ended September 30, 2023, the FMV gain adjustment, which is reflected in the FMV adjustment gain (loss) on Warrants in the Unaudited Condensed Consolidated Statements of Operations was $321,981 and $415,958, respectively (see Note 8).

Note 10. Warrant Liability

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented as a Warrant liability in the accompanying consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations, The non-trading warrants, related to the February 2023 and September 2023 offerings, are valued using the Black-Scholes pricing model. The assumptions for the year ended December 31, 2023 were as follows: (See Notes 7 and 8)

Year Ended December 31, 2023
Expected term (years)	4.10 to 5.50
Expected volatility	45.30% to 70.44%
Risk-free interest rate	3.53% to 4.54%
Dividend rate	0%

The Warrant liability at December 31, 2023 and 2022 was as follows:

	2023	2022
Trading and Overallotment Warrants	$1,121,250	1,121,250
Note Warrants	30,588	30,588
Offering Warrants – February 2023	234,072	-
Offering Warrants – September 2023	1,036,875	-
Total Warrant Liability	$2,422,785	1,151,838

The Warrants outstanding at December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022

Trading and Overallotment Warrants	8,812,500	8,812,500
Note Warrants	235,294	235,294
Offering Warrants – February 2023	2,248,521	-
Offering Warrants – September 2023	8,750,003	-
Warrants issued for services arrangement	495,000	-
Total Warrants Outstanding	20,541,318	9,047,794

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

Note 10. Warrant Liability (continued)

For the years ended December 31, 2023 and 2022 the FMV loss (gain) adjustment, which is reflected in the FMV adjustment on Warrants in the Consolidated Statements of Operations was ($169,583) and ($4,784,559), respectively.